Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2023
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and Evaluation Assets	EXPLORATION AND EVALUATION ASSETS

	December 31, 2023	December 31, 2022
Balance, beginning of year	$168,684	$172,824
Capital expenditures	—	6,359
Property acquisitions	18,486	301
Divestitures	(2,965)	(498)
Property swaps	1,000	385
Impairment reversal	—	22,503
Exploration and evaluation expense	(8,896)	(30,239)
Transfers to oil and gas properties (note 7)	(83,530)	(8,496)
Foreign currency translation	(1,860)	5,545
Balance, end of year	$90,919	$168,684

At December 31, 2023, there were no indicators of impairment or impairment reversal for exploration and evaluation assets in any of the Company's CGUs.
At December 31, 2022, the Company identified indicators of impairment reversal for the exploration and evaluation assets within the Peace River CGU due to an increase in land sale values. The recoverable amount for the Peace River CGU exceeded its carrying value and an impairment reversal of $22.5 million was recorded at December 31, 2022. The recoverable amount was based on the CGUs FVLCD and was estimated with reference to arm's length transactions in comparable locations.